Organization and Summary of Significant Accounting Policies - Liquidity and Going Concern (Details) - USD ($) $ in Thousands		3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 08, 2021	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Product Information [Line Items]
Repayments of other debt obligations						$ 735	$ 0	$ 0	$ 1,714	$ 44,750
Charges associated with the mergers	$ 43,900
Total stockholders' deficit		$ (349,689)	$ (414,434)	$ (604,527)	$ (677,942)	(349,689)	(604,527)	(479,338)	1,824,564	1,604,271	$ 1,321,981
Net loss		82,886	82,372	95,720	74,035	165,258	169,755	342,978	249,726	312,109
Negative cash flows from operations						153,248	125,168	261,313	165,690	234,015
Cash and cash equivalents		111,242	200,500			111,242		281,081	63,232
Reverse Recapitalization
Product Information [Line Items]
Charges associated with the mergers	43,900
Principal And Interest
Product Information [Line Items]
Repayments of other debt obligations	276,800
Interest
Product Information [Line Items]
Repayments of other debt obligations	$ 26,800
Accumulated Deficit
Product Information [Line Items]
Total stockholders' deficit		2,422,589	2,339,703	2,084,108	1,988,388	$ 2,422,589	$ 2,084,108	2,257,331	1,914,353	1,664,627	$ 1,352,518
Net loss		$ 82,886	$ 82,372	$ 95,720	$ 74,035			$ 342,978	$ 249,726	$ 312,109